Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Parenthetical) (Detail) - shares	Feb. 28, 2023	Feb. 21, 2023	Feb. 02, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares issued	1,700,000
Fair Value, Recurring [Member] | Second Spectrum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares issued		1,677,920	2,701,576